Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               --------------

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Palisades Investment Partners, LLC
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Address: 1453 Third Street Promenade
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         Suite 310
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         Santa Monica, CA  91106
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Form 13F File Number: 28-12995
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Quinn R. Stills
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Title:   Chairman, CIO, CCO
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Phone:   310-656-6300
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Signature, Place, and Date of Signing:

  /s/ Quinn R. Stills          Santa Monica, CA                          8/10/11
-----------------------     ----------------------------------           -------
  (Signature)                  (City, State)                             (Date)

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                Name

28-01190                            Russell Company
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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 58
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Form 13F Information Table Value Total: 742,984
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                                            (thousands)
List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.               Form 13F File Number           Name

                  28-
-------------        -------------------         -------------------------------

[Repeat as necessary.]

                                                 FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2         COLUMN 3  COLUMN 4          COLUMN 5     COLUMN 6   COLUMN 7        COLUMN 8
--------                      --------         --------  --------          --------     --------   --------        --------
                              TITLE OF                    VALUE     SHRS OF   SH/  PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS             CUSIP   (x$1000)   PRN AMT   PRN  CALL DISCRTION  MANAGERS    SOLE   SHARED NONE
--------------               ----------        --------- --------   --------  ---  ---- ---------- -------- --------- -----  ----
ALCOA INC                          COM         013817101    5,029    317,100  SH          SOLE                 143,300       173,800
AGCO CORP                          COM         001084102    8,821    178,700  SH          SOLE                  81,800        96,900
ACTIVISION BLIZZARD,  INC          COM         00507V109    3,784    324,000  SH          SOLE                 165,500       158,500
GENERAL CABLE CORP DEL NEW         COM         369300108   11,879    278,969  SH          SOLE                 129,200       149,769
BAKER HUGHES INC                   COM         057224107    8,047    110,904  SH          SOLE                  50,700        60,204
POPULAR INC                        COM         733174106    5,910  2,141,224  SH          SOLE               1,005,100     1,136,124
AVIS BUDGET GROUP                  COM         053774105   15,972    934,593  SH          SOLE                 432,300       502,293
CHICAGO BRIDGE & IRON
  COMPANY NV                 N Y REGISTRY SH   167250109    7,072    181,800  SH          SOLE                  84,600        97,200
CROWN HOLDINGS INC                 COM         228368106   18,823    484,882  SH          SOLE                 226,200       258,682
CHICOS FAS INC                     COM         168615102    8,182    537,200  SH          SOLE                 247,500       289,700
COMERICA INC                       COM         200340107    6,675    193,083  SH          SOLE                  87,075       106,008
COMCAST "A" COM                   CL A         20030N101   26,324  1,038,829  SH          SOLE                 483,100       555,729
CAPITAL ONE FINL CORP              COM         14040H105   29,969    580,000  SH          SOLE                 268,500       311,500
COVIDIEN                           SHS         G2554F113    8,047    151,171  SH          SOLE                  71,000        80,171
COVENTRY HEALTH                    COM         222862104   17,352    475,786  SH          SOLE                 220,900       254,886
CHEVRON CORP NEW                   COM         166764100   30,843    299,913  SH          SOLE                 136,779       163,134
DISCOVER FINANCIAL SVS             COM         254709108   33,214  1,241,657  SH          SOLE                 576,040       665,617
DOW CHEMICAL                       COM         260543103   11,527    320,183  SH          SOLE                 149,400       170,783
EBAY INC                           COM         278642103   11,879    368,102  SH          SOLE                 168,651       199,451
ERICSSON L M TEL CO           ADR B SEK 10     294821608    9,296    646,430  SH          SOLE                 306,140       340,290
EATON CORP                         COM         278058102   15,673    304,630  SH          SOLE                 137,600       167,030
FIFTH THIRD BANCORP                COM         316773100    7,899    619,516  SH          SOLE                 279,600       339,916
GENERAL ELECTRIC                   COM         369604103   21,880  1,160,137  SH          SOLE                 537,400       622,737
GOLDMAN SACHS GROUP INC            COM         38141G104   26,710    200,688  SH          SOLE                  93,696       106,992
HALLIBURTON CO                     COM         406216101    8,266    162,083  SH          SOLE                  74,400        87,683
HUNTINGTON BKSH                    COM         446150104    3,533    538,601  SH          SOLE                 250,200       288,401
HEALTH MGMT ASS                   CL A         421933102   16,309  1,512,899  SH          SOLE                 697,000       815,899
HARLEY DAVIDSON                    COM         412822108   12,315    300,587  SH          SOLE                 135,500       165,087
HARSCO CORP                        COM         415864107    3,668    112,500  SH          SOLE                  51,400        61,100
INTERNATIONAL BUSINESS
  MACHINES                         COM         459200101   20,465    119,296  SH          SOLE                  56,148        63,148
J2 GLOBAL COMMUNICATIONS INC     COM NEW       46626E205    1,869     66,190  SH          SOLE                  30,100        36,090
JP MORGAN CHASE & CO               COM         46625H100   26,701    652,205  SH          SOLE                 305,003       347,202
LEAR CORP                        COM NEW       521865204    9,183    171,700  SH          SOLE                  78,800        92,900
LIFEPOINT HOSPITALS INC            COM         53219L109    3,541     90,600  SH          SOLE                  42,100        48,500
LYONDELLBASELL                   SHS - A       N53745100   10,450    271,300  SH          SOLE                 128,400       142,900
MCKESSON CORP                      COM         58155Q103    3,639     43,500  SH          SOLE                  19,500        24,000
MUELLER INDS INC                   COM         624756102    2,938     77,500  SH          SOLE                  37,100        40,400
MOTOROLA SOLUTIONS INC.          COM NEW       620076307   10,935    237,500  SH          SOLE                 109,100       128,400
NU SKIN ENTERPRISES INC.          CL A         67018T105    4,224    112,500  SH          SOLE                  52,000        60,500
OMNICOM GROUP                      COM         681919106   16,852    349,917  SH          SOLE                 161,445       188,472
METROPCS COMMUNICATIONS INC        COM         591708102    9,184    533,635  SH          SOLE                 243,900       289,735
PARKER HANNIFIN                    COM         701094104   14,483    161,389  SH          SOLE                  72,673        88,716
PNC FINANCIAL SERVICES             COM         693475105      253      4,239  SH          SOLE                       0         4,239
ROWAN COS INC                      COM         779382100    6,728    173,368  SH          SOLE                  80,000        93,368
ROYAL DUTCH SHL CL A           SPONS ADR A     780259206    5,228     73,496  SH          SOLE                  36,600        36,896
SIGNET JEWELERS LIMITED            SHS         G81276100    3,759     80,310  SH          SOLE                  37,900        42,410
SLM CORP                           COM         78442P106   27,590  1,641,314  SH          SOLE                 758,900       882,414
SONIC CORP                         COM         835451105    4,226    397,600  SH          SOLE                 183,400       214,200
STATE STR CORP                     COM         857477103    9,487    210,400  SH          SOLE                  96,200       114,200
TIME WARNER CAB                    COM         88732J207    7,513     96,269  SH          SOLE                  50,096        46,173
UNITED HEALTH GROUP                COM         91324P102   19,625    380,482  SH          SOLE                 174,618       205,864
UNITED TECHNOLGIES                 COM         913017109   27,105    306,237  SH          SOLE                 140,901       165,336
VALUECLICK INC                     COM         92046N102    9,493    571,880  SH          SOLE                 268,200       303,680
VIACOM INC NEW                    CL B         92553P201   16,670    326,866  SH          SOLE                 147,700       179,166
WESCO INTERNATIONAL                COM         95082P105    4,196     77,581  SH          SOLE                  36,000        41,581
WELLS FARGO CO                     COM         949746101   15,769    561,989  SH          SOLE                 263,055       298,934
EXXON MOBIL CORP                   COM         30231G102   32,705    401,877  SH          SOLE                 189,483       212,394
ZIONS BANCORP                      COM         989701107   23,275    969,382  SH          SOLE                 447,200       522,182